Discontinued Operations and Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations And Deconsolidation [Abstract]
Schedule of Balance Sheets

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	December 31,	December 31,
	2025	2024
	USD in thousands	USD in thousands
Assets
Current Assets
Cash and cash equivalents	-	149
Customer custodial funds	-	811
Customer digital currency assets	-	23
Due from affiliates	-	51
Other current assets	-	55
Total Current assets	-	1,089

Non-Current Assets
Intangible asset, net	-	15
Total Non-Current assets	-	15

Total Assets	-	1,104
	December 31,	December 31,
	2025	2024
	USD in thousands	USD in thousands
Liabilities and Shareholders’ Equity
Current Liabilities
Accounts payable	-	504
Customer custodial cash liabilities	-	973
Customer digital currency liabilities	-	11
Due to affiliates	-	480
Loans payable - related parties, current	-	683
Interest payable - related parties, current	-	204
Accrued expenses and other current liabilities	-	308
Total current liabilities	-	3,163

Non-Current liabilities
Loan payable - related parties, net of current portion	-	17
Total Non-Current liabilities	-	17

Total Liabilities	-	3,180

Schedule of Consolidated Statements of Operations
	Year ended December 31	Three months ended December 31	Year ended September 30
	2025	2024	2024

Revenues from financial services	569	404	5,914
Cost of revenues	(96)	(44)	(4,915)
Gross profit	473	360	999

Operating expenses:
General and administrative	(792)	(425)	(8,072)
Total operating expenses	(792)	(425)	(8,072)

Loss from operations	(319)	(65)	(7,073)

Other income (expenses):
Interest expense - related parties	(190)	(82)	(163)
Gain on termination of GSS GSA – related party	-	-	6,083
Gain on deconsolidation	2,491	-	-
Other income (expense)	48	(11)	12
Total other income (expense), net	2,349	(93)	5,932

Net loss from discontinued operations	2,030	(158)	(1,141)